Massachusetts Mutual Variable Annuity Separate Account 1--
Flex Extra (Qualified)

Part II

Part II was not included with the Semiannual Report (N30-D filing) sent to the Contract Owners in August, 1998. The Contract Owners did receive the accompanying Separate Account financial statements and the respective underlyingFund reports that the Massachusetts Mutual Variable Annuity Separate Account 1-Flex Extra (Qualified) invest in.

The following underlying Funds that were sent to the Contract Owners are incorporated by reference in this filing to the SEC as part of the Edgarization filing.

1.	The MML Series Investment Fund was edgarized and filed with the SEC in August, 1998 under File number 811-0224.

2.	The Oppenheimer Variable Account Fund was edgarized and filed with the SEC in August, 1998 under File number 811-04108.

A Message To Our Contract Owners:

We are pleased to forward this combined Semiannual Report of the segment of Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") pertaining to Flex Extra (Qualified) (the "Segment"), four Funds of the MML Series Investment Fund, ("MML Trust") and three Funds of the Oppenheimer Variable Account Funds available to owners of Flex Extra contracts. These reports are for the period ended June 30, 1999.

The Semiannual Report for the Segment begins on page 3. The Segment has net assets of $4,879,192,480 as of June 30, 1999. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond and MML Blend, Oppenheimer Capital Appreciation, Oppenheimer Global Securities and Oppenheimer Strategic Bond Divisions of the Segment as of June 30, 1999 are shown in detail in the table on page 3.

The Semiannual Report for the MML Trust begins on page 11. This report contains a detailed description of the financial results of the MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the period ended June 30, 1999.

The Semiannual Report for the Oppenheimer Variable Account Funds begins on page 50. This report contains a detailed description of the financial results of the Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Global Securities Fund/VA and Oppenheimer Strategic Bond Fund/VA for the period ended June 30, 1999.

We appreciate the interest and confidence you have shown in Separate Account 1.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY /s/ Robert J. O'Connell Robert J. O'Connell President and Chief Executive Officer

August 2, 1999

Contents

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra (Qualified)
Statement of Assets and Liabilities as of June 30, 1999
Statement of Operations For the Six Months Ended June 30, 1999
Statement of Changes in Net Assets For the Six Months Ended June 30, 1999 and 1998
Notes to Financial Statements

MML Series Investment Fund
To Our Shareholders
Statement of Assets and Liabilities as of June 30, 1999
Statement of Operations For the Six Months Ended June 30, 1999
Statement of Changes in Net Assets For the Six Months Ended June 30, 1999 and
For the Year Ended December 31, 1998
Financial Highlights
Schedule of Investments as of June 30, 1999
MML Equity Fund
MML Money Market Fund
MML Managed Bond Fund
MML Blend Fund
Notes to Financial Statements

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra (Qualified)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999
(Unaudited)

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	* Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

ASSETS
Investments
Number of shares (Note 2)	44,641,544	89,118,628	11,077,850	75,126,638	8,529,814	11,827,598	15,397,494

Identified cost (Note3B )	$1,190,374,184	$89,118,628	$136,652,918	$1,506,568,690	$324,912,393	$218,854,544	$78,000,778

Value (Note 3A )	$1,880,189,809	$89,118,628	$134,795,411	$1,954,623,521	$462,742,419	$283,744,080	$74,523,870
Receivable from Massachusetts
Mutual Life Insurance Company	-	119	1,663	-	-	-	-
Other assets	2,532	19	361	5,386	464	363	258

Total assets	1,880,192,341	89,118,766	134,797,435	1,954,628,907	462,742,883	283,744,443	74,524,128

LIABILITIES
Annuitant mortality fluctuation reserve
(Note 3D)	28,056	364	2,862	62,352	2,815	1,281	660
Payable to Massachusetts Mutual
Life Insurance Company	173,275	-	-	123,674	110,983	50,019	82

Total liabilities	201,331	364	2,862	186,026	113,798	51,300	742

NET ASSETS	$1,879,991,010	$89,118,402	$134,794,573	$1,954,442,881	$462,629,085	$283,693,143	$74,523,386

Net Assets:
Accumulation units value	$1,879,055,825	$89,106,254	$134,699,165	$1,952,364,477	$462,535,257	$283,650,436	$74,501,387
Annuity reserves (Note 3E)	935,185	12,148	95,408	2,078,404	93,828	42,707	21,999

Net assets	$1,879,991,010	$89,118,402	$134,794,573	$1,954,442,881	$462,629,085	$283,693,143	$74,523,386

Accumulation units (Note 8)
Contractowners	415,024,420	53,468,082	59,770,630	554,867,031	201,252,017	174,552,581	55,616,583
Massachusetts Mutual Life
Insurance Company	-	-	-	-	5,000	5,000	5,000

Total units	415,024,420	53,468,082	59,770,630	554,867,031	201,257,017	174,557,581	55,621,583

NET ASSET VALUE PER
ACCUMULATION UNIT
June 30, 1999	$4.53	$1.67	$2.25	$3.52	$2.30	$1.62	$1.34
June 30, 1998	3.98	1.61	2.24	3.21	2.01	1.42	1.36
June 30, 1997	3.36	1.55	2.04	2.80	1.65	1.21	1.28
June 30, 1996	2.64	1.49	1.91	2.36	1.56	0.98	1.15
June 30, 1995	2.18	1.44	1.85	2.06	1.13	0.91	1.05

* This division invests in the Oppenheimer Aggressive Growth Fund/VA.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra (Qualified)

STATEMENT OF OPERATIONS

For The Six Months Ended June 30, 1999
(Unaudited)

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	*Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Investment income
Dividends (Note 3B)	$14,573	$1,949,878	$2,057,762	$15,855,470	$-	$11,529,949	$4,314,109
Expenses
Mortality and expense risk fees and administrative expenses (Note 4)	11,623,256	567,205	886,759	12,372,864	2,673,574	1,701,914	495,975

Net investment income (loss) (Note 3C)	(11,608,683)	1,382,673	1,171,003	3,482,606	(2,673,574)	9,828,035	3,818,134

Net realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments
(Notes 3B, 3C and 7)	50,274,743	-	(121,886)	33,874,668	7,471,444	4,126,206	186,130
Change in net unrealized appreciation/ depreciation of investments	81,359,560	-	(4,643,863)	37,070,978	73,234,073	18,970,292	(4,396,491)

Net gain (loss) on investments	131,634,303	-	(4,765,749)	70,945,646	80,705,517	23,096,498	(4,210,361)

Net increase (decrease) in net assets
resulting from operations	$120,025,620	$1,382,673	$(3,594,746)	$74,428,252	$78,031,943	$32,924,533	$(392,227)

* This division invests in the Oppenheimer Aggressive Growth Fund/VA.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra (Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Six Months Ended June 30, 1999
(Unaudited)

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	*Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Increase (decrease) in net assets
Operations:
Net investment income	$ (11,608,683)	$ 1,382,673	$ 1,171,003	$ 3,482,606	$ (2,673,574)	$ 9,828,035	$ 3,818,134
Net realized gain (loss) on investments	50,274,743	-	(121,886)	33,874,668	7,471,444	4,126,206	186,130
Change in net unrealized appreciation/
depreciation of investments	81,359,560	-	(4,643,863)	37,070,978	73,234,073	18,970,292	(4,396,491)

Net increase (decrease) in net assets
resulting from operations	120,025,620	1,382,673	(3,594,746)	74,428,252	78,031,943	32,924,533	(392,227)

Capital transactions: (Note 8)
Net contract payments (Note 6)	102,475,768	14,044,242	12,596,615	94,740,934	30,783,053	17,676,043	5,075,438
Transfer to Guaranteed Principal Account	(5,533,260)	(732,882)	(1,036,867)	(4,378,749)	(806,727)	(542,224)	(212,516)
Withdrawal of funds	(143,165,311)	(11,374,215)	(10,206,624)	(138,164,831)	(28,975,040)	(18,448,788)	(5,447,853)
Reimbursement (payment) of accumulation
unit value fluctuation	75,162	(1,863)	28,168	88,653	(171,277)	(42,895)	508
Net charge (credit) to annuitant mortality
fluctuation reserve (Note 3D)	8,116	85	(544)	22,161	(240)	70	26
Annuity benefit payments	(74,094)	(663)	(6,341)	(110,643)	(4,235)	(1,943)	(1,575)
Withdrawals due to administrative and
contingent deferred sales charges (Note 6)	(2,694,945)	(156,162)	(469,014)	(2,882,332)	(617,940)	(334,042)	(83,985)
Divisional transfers	3,100,385	1,009,375	(405,333)	1,586,773	388,463	(1,326,294)	(4,353,369)

Net increase (decrease) in net assets
resulting from capital transactions	(45,808,179)	2,787,917	500,060	(49,098,034)	596,057	(3,020,073)	(5,023,326)

Total increase (decrease)	74,217,441	4,170,590	(3,094,686)	25,330,218	78,628,000	29,904,460	(5,415,553)

NET ASSETS, at beginning of the year	1,805,773,569	84,947,812	137,889,259	1,929,112,663	384,001,085	253,788,683	79,938,939

NET ASSETS, at end of the period	$ 1,879,991,010	$ 89,118,402	$ 134,794,573	$ 1,954,442,881	$ 462,629,085	$ 283,693,143	$ 74,523,386

* This division invests in the Oppenheimer Aggressive Growth Fund/VA.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra (Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Six Months Ended June 30, 1998
(Unaudited)

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	*Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (10,711,316)	$ 1,315,346	$1,037,110	$ 2,938,201	$ 6,811,083	$19,829,316	$ 1,542,071
Net realized gain (loss) on investments	8,838,119	-	(8,480)	17,688,498	1,534,134	534,238	394,886
Change in net unrealized appreciation/depreciation
of investments	121,027,514	-	3,007,837	88,649,900	44,688,336	3,369,931	(156,887)

Net increase in net assets resulting from operations	119,154,317	1,315,346	4,036,467	109,276,599	53,033,553	23,733,485	1,780,070

Capital transactions: (Note 8)
Net contract payments (Note 6)	130,865,516	20,299,499	10,459,450	119,159,458	42,999,322	27,575,099	14,581,468
Transfer to Guaranteed Principal Account	(2,911,839)	(1,299,113)	(136,958)	(2,704,584)	(384,591)	(213,987)	(45,367)
Withdrawal of funds	(75,847,405)	(6,456,235)	(5,283,548)	(98,497,845)	(15,022,538)	(9,569,335)	(3,965,821)
Reimbursement (payment) of accumultation
unit value fluctuation	56,997	10,978	(94,408)	(94,354)	55,411	(63,215)	(118,046)
Net charge (credit) to annuitant mortality
fluctuation reserve (Note 3D)	57,465	(1)	2,700	8,582	6,552	(312)	1,912
Annuity benefit payments	(78,519)	(665)	(6,296)	(101,513)	(3,689)	(55)	(297)
Withdrawals due to administrative and
contingent deferred sales charges (Note 6)	(2,069,066)	(118,406)	(410,169)	(2,543,857)	(378,829)	(193,992)	(53,059)
Divisional transfers	16,997,377	(13,200,844)	(243,355)	(6,256,776)	(650,608)	4,131,451	(777,245)

Net increase (decrease) in net assets
resulting from capital transactions	67,070,526	(764,787)	4,287,416	8,969,111	26,621,030	21,665,654	9,623,545

Total increase	186,224,843	550,559	8,323,883	118,245,710	79,654,583	45,399,139	11,403,615

NET ASSETS, at beginning of the year	1,530,959,113	69,636,719	112,853,229	1,735,837,052	306,016,766	200,376,407	66,064,404

NET ASSETS, at end of the period	$ 1,717,183,956	$70,187,278	$121,177,112	$1,854,082,762	$385,671,349	$245,775,546	$77,468,019

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra (Qualified)

Notes To Financial Statements
(Unaudited)

1. HISTORY

Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual" ). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified.) These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Flex Extra (Qualified) segment (the "Segment").

On September 13, 1994, MassMutual paid $15,000 to provide the initial capital for the Segment's three most recently established divisions: 1,516 shares were purchased in the management investment company described in Note 2 supporting the three Oppenheimer divisions of the Segment.

2. INVESTMENT OF THE SEGMENT'S ASSETS

The Flex Extra (Qualified) Segment maintains seven divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund, the MML Blend Division invests in shares of MML Blend Fund, the Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Aggressive Growth Fund/VA, the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund/VA and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund/VA.

MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four of the eight separate series of shares of the MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940. MassMutual serves as the investment adviser to the MML Trust. David L. Babson & Company, Inc. ("Babson") a controlled subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the equity sector of the MML Blend Fund.

Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Global Securities Fund/VA and Oppenheimer Strategic Bond Fund/VA are part of the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). The Oppenheimer Trust is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment adviser.

In addition to the seven divisions of the Segment, a contract owner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutual's general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MassMutual's general account, are not registered under the Securities Act of 1933. Also, the general account is not registered as an investment company under the Investment Company Act of 1940.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

Notes To Financial Statements (Continued)

A. Investment Valuation

Investments in MML Trust and Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

B. Accounting for Investments

Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company " under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segment's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

D. Annuitant Mortality Fluctuation Reserve

The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from MassMutual to the segment totaled $36,400 for the six months ended June 30, 1999 and net transfers from the segments to MassMutual totaled $249,822 for the six months ended June 30, 1998. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of contracts except to the extent necessary to cover mortality losses under the contracts.

E. Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

F. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. CHARGES FOR MORTALITY AND EXPENSE RISKS AND ADMINISTRATIVE EXPENSES

Daily charges are made which are currently equivalent on an annual basis to 1.30% of the net asset value of the Segment (the "Net Asset Value"). The mortality and expense risk part of this charge is made daily at an annual rate which is currently equal to 1.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of this charge is made daily at an annual rate of 0.15% of the Net Asset Value.

Notes To Financial Statements (Continued)

5.      DISTRIBUTION AGREEMENT

  MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as the principal underwriter for the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account 1. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

  MML Investors Services, Inc. (" MMLISI"), a wholly-owned subsidiary of MassMutual, serves as co-underwriter for the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 1. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

  Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

6.    CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED
       SALES CHARGES AND PREMIUM TAXES

For The Six Months Ended June 30, 1999	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Gross contract payments	$102,503,551	$14,048,050	$12,600,030	$94,766,620	$30,791,399	$17,680,835	$5,076,814
Less deduction for
premium taxes	27,783	3,808	3,415	25,686	8,346	4,792	1,376

Net contract payments	$102,475,768	$14,044,242	$12,596,615	$94,740,934	$30,783,053	$17,676,043	$5,075,438

Administrative and contingent
deferred sales charges	$2,694,945	$156,162	$469,014	$2,882,332	$617,940	$334,042	$83,985

For The Six Months Ended June 30, 1998	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Gross contract payments	$130,898,582	$20,304,628	$10,462,093	$119,189,567	$43,010,187	$27,582,067	$14,585,152
Less deduction for
premium taxes	33,066	5,129	2,643	30,109	10,865	6,968	3,684

Net contract payments	$130,865,516	$20,299,499	$10,459,450	$119,159,458	$42,999,322	$27,575,099	$14,581,468

Administrative and contingent
deferred sales charges	$2,069,066	$118,406	$410,169	$2,543,857	$378,829	$193,992	$53,059

  7. PURCHASES AND SALES OF INVESTMENTS

For The Six Months Ended June 30, 1999	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Cost of purchases	$107,023,708	$26,701,517	$12,305,145	$146,398,558	$12,926,629	$17,697,559	$6,379,974
Proceeds from sales	85,964,189	21,729,477	8,613,669	85,620,265	16,618,658	11,973,818	7,815,807

Notes To Financial Statements (Continued)

8. NET INCREASE (DECREASE) IN ACCUMULATION UNITS

For The Six Months Ended June 30, 1999	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	Oppenheimer Aggressive Growth Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Units purchased	24,143,571	8,542,613	5,519,173	27,978,364	14,961,290	11,806,749	3,773,071
Units withdrawn and transferred to Guaranteed Principal Account	(35,425,422)	(7,454,151)	(5,131,367)	(42,784,444)	(14,636,676)	(12,801,044)	(4,270,094)
Units transferred between divisions	728,603	606,598	(180,676)	503,594	77,392	(1,011,708)	(3,242,569)
Units transferred to annuity reserves	(18,449)	-	(6,103)	(39,742)	(8,108)	(6,884)	-

Net increase (decrease)	(10,571,697)	1,695,060	201,027	(14,342,228)	393,898	(2,012,887)	(3,739,592)

Units, at beginning of the year	425,596,117	51,773,022	59,569,603	569,209,258	200,863,119	176,570,468	59,361,175

Units, at end of the period	415,024,420	53,468,082	59,770,630	554,867,031	201,257,017	174,557,581	55,621,583

For The Six Months Ended June 30, 1998	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Units purchased	33,056,046	12,745,684	4,706,210	37,489,749	23,172,671	20,013,817	10,683,182
Units withdrawn and transferred to Guaranteed Principal Account	(20,466,718)	(4,952,591)	(2,648,268)	(32,677,072)	(8,500,460)	(7,266,543)	(3,000,728)
Units transferred between divisions	4,307,672	(8,274,014)	(116,216)	(1,937,047)	(444,016)	2,965,102	(582,622)
Units transferred to annuity reserves	(44,362)	-	-	(44,590)	(17,205)	-	-

Net increase (decrease)	16,852,638	(480,921)	1,941,726	2,831,040	14,210,990	15,712,376	7,099,832

Units, at beginning of the year	413,935,012	44,060,821	52,035,004	574,212,871	177,604,099	157,068,622	49,826,459

Units, at end of the period	430,787,650	43,579,900	53,976,730	577,043,911	191,815,089	172,780,998	56,926,291

  9. CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

  As discussed in Note 1, the financial statements only represent activity of the Flex Extra (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of June 30, 1999 for the Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

	MML Equit y Division	MML Money Market Division	MML Bond Division	MML Blend Division	Oppenheimer Aggressive Growth Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Total assets	$2,025,728,397	$98,463,268	$145,645,712	$2,193,578,921	$462,742,883	$283,744,443	$74,524,128
Total liabilities	303,994	2,118	4,073	211,423	113,798	51,300	742

Net assets	$2,025,424,403	$98,461,150	$145,641,639	$2,193,367,498	$462,629,085	$283,693,143	$74,523,386

Net assets consist of:
Accumulation units--Value	$2,023,942,444	$98,390,528	$145,505,865	$2,190,770,269	$462,535,257	$83,650,436	$74,501,387
Annuity reserves	1,481,959	70,622	135,774	2,597,229	93,828	42,707	21,999

Net assets	$2,025,424,403	$98,461,150	$145,641,639	$2,193,367,498	$462,629,085	$283,693,143	$74,523,386

  *Offered on the Flex Extra (Qualified) Contracts only.